Disclosure of information on segments - Reconciliation of segment assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information on segments [Line Items]
Assets	$ 3,979,617	$ 4,107,274	$ 4,217,221
Elimination Of assets Of Equity Accounted Investees, Not Consolidated	(10,564,402)	(10,501,411)	(9,963,853)
Elimination of the Subsidiaries And Associates of The Parent Company	(1,005,368)	(1,111,454)	(1,184,240)
Elimination of Segment Assets Intercompany Receivables	(57,810)	(64,708)	(32,444)
Elimination of Other Segment Assets	17,486	23,210	28,234
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Assets	$ 15,589,711	$ 15,761,637	$ 15,369,524